Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 17, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,586,405	$ 667,065		¥ 733,010
Restricted cash	2,174,042	316,201		0
Short-term investments	6,061,832	881,657		779,916
Accounts receivable, net	2,889,234	420,222		2,235,384
Prepayments and other assets	2,696,381	392,172		1,123,372
Amounts due from related parties	281,710	40,973		9,979
Licensed copyrights, net	1,163,839	169,273		818,867
Total current assets	19,853,443	2,887,563		5,700,528
Non-current assets:
Fixed assets, net	1,618,147	235,350		1,248,968
Long-term investments	2,572,040	374,088		567,887
Deferred tax assets, net	23,873	3,472		11,380
Licensed copyrights, net	6,640,910	965,880		4,558,083
Intangible assets, net	1,678,193	244,083		428,005
Produced content, net	3,736,063	543,388		1,564,279
Prepayments and other assets	4,695,883	682,988		2,845,662
Goodwill	3,888,346	565,536	¥ 588,857	3,276,107
Amounts due from related parties	52,800	7,679		0
Total non-current assets	24,906,255	3,622,464		14,500,371
Total assets	44,759,698	6,510,027		20,200,899
Non-current liabilities
Non-current loan	644,169	93,690		284,000
Convertible senior notes	4,712,284	685,373		0
Deferred tax liabilities	96,405	14,022		2,255
Amount due to related parties	1,281,370	186,368		0
Other non-current liabilities	57,551	8,370		6,432
Total non-current liabilities	6,791,779	987,823		292,687
Total liabilities	26,604,135	3,869,410		11,918,299
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		22,601,664
Shareholders’ (deficit)/equity:
Ordinary shares, value				23
Additional paid-in capital	39,666,150	5,769,202		600,834
Accumulated deficit	(23,509,486)	(3,419,313)		(15,016,867)
Accumulated other comprehensive income	1,879,946	273,427		93,126
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	44,759,698	6,510,027		20,200,899
Series A Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		606,140
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		6,826
Series B Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		1,546,912
Series C Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		954,544
Series D Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		3,195,670
Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		2,344,683
Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		3,530,583
Series G Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		10,416,306
Class A Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	138	20
Class B Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	183	27
iQIYI, INC
Current assets:
Cash and cash equivalents	2,071,921	301,348		95,890
Restricted cash	508,987	74,029		0
Short-term investments	2,524,609	367,189		372,747
Prepayments and other assets	8,791	1,279		851
Amounts due from entities within the Group	16,528,487	2,403,970		6,083,603
Total current assets	21,642,795	3,147,815		6,553,091
Non-current assets:
Long-term investments	137,564	20,008		0
Investment in subsidiaries, VIEs and VIEs’ subsidiaries	372,373	54,159		0
Amounts due from entities within the Group	695,906	101,215		1,614,857
Prepayments and other assets				130,116
Total non-current assets	1,205,843	175,382		1,744,973
Total assets	22,848,638	3,323,197		8,298,064
Current liabilities:
Accrued expenses and other liabilities	57,284	8,332		19,284
Non-current liabilities
Convertible senior notes	4,712,284	685,373		0
Other non-current liabilities	42,139	6,129		0
Total non-current liabilities	4,754,423	691,502		0
Total liabilities	4,811,707	699,834		19,284
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		22,601,664
Shareholders’ (deficit)/equity:
Ordinary shares, value	0	0		23
Additional paid-in capital	39,666,150	5,769,202		600,834
Accumulated deficit	(23,509,486)	(3,419,313)		(15,016,867)
Accumulated other comprehensive income	1,879,946	273,427		93,126
Total shareholders’ (deficit)/equity	18,036,931	2,623,363		(14,322,884)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	22,848,638	3,323,197		8,298,064
iQIYI, INC | Series A Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		606,140
iQIYI, INC | Series A-1 Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		6,826
iQIYI, INC | Series B Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		1,546,912
iQIYI, INC | Series C Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		954,544
iQIYI, INC | Series D Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		3,195,670
iQIYI, INC | Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		2,344,683
iQIYI, INC | Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		3,530,583
iQIYI, INC | Series G Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0		¥ 10,416,306
iQIYI, INC | Class A Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	138	20
iQIYI, INC | Class B Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	¥ 183	$ 27